SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Needham Bank 401(k) Plan
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

9.SUBSEQUENT EVENTS

Effective November 15, 2025, NB Bancorp, Inc. and Needham Bank completed their acquisitions of all assets and assumption of all liabilities of Provident Bancorp, Inc. and BankProv, with NB Bancorp, Inc. and Needham Bank as the surviving entities (the “Merger transaction”).

As a result of the Merger transaction, effective January 1, 2026, the BankProv 401(k) Plan merged into the Plan.